DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivative financial instruments, net	$ 595	$ 179	$ (330)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (expenses) income, net	Other (expenses) income, net	Other (expenses) income, net
Foreign currency forward contracts | Not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivative financial instruments, net	$ 595	$ 178	$ (330)